Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Treasury Shares	Other equity instruments	Legal reserve	Retained earnings	Fair value financial assets	Hedges	Equity of associates and others	Translation differences	Non-controlling interests
Financial position, beginning balance at Dec. 31, 2016	€ 28,385	€ 18,157	€ 5,038	€ 3,227	€ (1,480)	€ 7,803	€ 985	€ 13,928	€ 9	€ 191	€ 31	€ (11,575)	€ 10,228
Profit for the year	3,378	3,132						3,132					246
Other comprehensive income (loss) for the year	(4,820)	(3,990)						16	65	193	6	(4,270)	(830)
Total comprehensive income (loss) for the year	(1,442)	(858)						3,148	65	193	6	(4,270)	(584)
Dividends and distribution of profit (Note 17)	(2,602)	(2,019)					2	(2,021)					(583)
Net movement in treasury shares	35	35			35
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	1,843	1,194			754			449				(9)	649
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	725	737	154	1,311		(285)		(443)					(12)
Translation effect of financial statements in hyperinflation economies (Note 2)	(328)	(328)						(328)
Other movements	2	2			3			(1)
Financial position, ending balance at Dec. 31, 2017	26,618	16,920	5,192	4,538	(688)	7,518	987	14,732	74	384	37	(15,854)	9,698
Financial position, ending balance at Jan. 01, 2018	29,229	19,465	5,192	4,538	(688)	7,518	987	14,435	(231)	384	37	(12,707)	9,764
Financial position, beginning balance at Dec. 31, 2017	26,618	16,920	5,192	4,538	(688)	7,518	987	14,732	74	384	37	(15,854)	9,698
Profit for the year	3,950	3,331						3,331					619
Other comprehensive income (loss) for the year	(2,390)	(1,818)						181	(138)	176	7	(2,044)	(572)
Total comprehensive income (loss) for the year	1,560	1,513						3,512	(138)	176	7	(2,044)	47
Dividends and distribution of profit (Note 17)	(2,957)	(2,051)					51	(2,102)					(906)
Net movement in treasury shares	1	1			2			(1)
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	371	232						232					139
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	(426)	(414)				(22)		(392)					(12)
Translation effect of financial statements in hyperinflation economies (Note 2)	(799)	(799)						(799)
Other movements	1												1
Financial position, ending balance at Dec. 31, 2018	26,980	17,947	5,192	4,538	(686)	7,496	1,038	14,885	(369)	560	44	(14,751)	9,033
Adjustment on initial application of new reporting (Note 17)	578	512						817	(305)				66
Accounting change impact and initial impact of hyperinflation	2,033	2,033						(1,114)				3,147
Profit for the year	1,664	1,142						1,142					522
Other comprehensive income (loss) for the year	(111)	(24)						(35)	(75)	(57)	(20)	163	(87)
Total comprehensive income (loss) for the year	1,553	1,118						1,107	(75)	(57)	(20)	163	435
Dividends and distribution of profit (Note 17)	(2,756)	(2,046)						(2,046)					(710)
Net movement in treasury shares	(85)	(85)			(80)			(5)
Acquisitions and disposals of non-controlling interests and business combinations (Note 2)	(507)	(89)						(89)					(418)
Undated deeply subordinated securities and notes mandatorily convertible (Note 17)	479	491				747		(256)					(12)
Translation effect of financial statements in hyperinflation economies (Note 2)	(258)	(258)						(258)
Other movements	28	29						29					(1)
Financial position, ending balance at Dec. 31, 2019	€ 25,450	€ 17,118	€ 5,192	€ 4,538	€ (766)	€ 8,243	€ 1,038	€ 13,378	€ (444)	€ 503	€ 24	€ (14,588)	€ 8,332